Filed Pursuant to Rule 497(e)

1933 Act File No. 333-165401

1940 Act File No. 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

Supplement dated February 22, 2013

to the

Prospectus dated July 31, 2012

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE

CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN

CONJUNCTION WITH THE PROSPECTUS.

The following paragraph replaces, in its entirety, the second paragraph under “PRINCIPAL INVESTMENT STRATEGIES,” found on page 2 of the Prospectus.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) at most given times. However, depending upon the perceived market conditions, the Fund will increase or decrease the net long exposure as it deems necessary.  When shorting securities, the proceeds from those short sales may be used to purchase additional long positions.  Generally speaking, under normal market conditions, the Fund’s long positions may range from 100% to 140% and its short positions may range from 0% to 40% of its assets.

PLEASE RETAIN FOR FUTURE REFERENCE

Filed Pursuant to Rule 497(e)

1933 Act File No. 333-165401

1940 Act File No. 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

Supplement dated February 22, 2013

to the

Statement of Additional Information dated July 31, 2012

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE

CURRENT STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN

CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The following paragraph replaces, in its entirety, the second section entitled “Long Positions and Short Sales” under “Principal Investment Strategies – Investment Techniques,” found on page 7 of the Statement of Additional Information.

Long Positions and Short Sales.The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) at most given times. However, depending upon the perceived market conditions, the Fund will increase or decrease the net long exposure as it deems necessary.  When shorting securities, the proceeds from those short sales may be used to purchase additional long positions.  Generally speaking, under normal market conditions, the Fund’s long positions may range from 100% to 140% and its short positions may range from 0% to 40% of its assets.

PLEASE RETAIN FOR FUTURE REFERENCE